Income Taxes	12 Months Ended
Dec. 31, 2015
Income Taxes
Income Taxes

NOTE 11. INCOME TAXES

Significant components of our deferred tax liabilities (assets) are as follows at December 31:

	2015	2014
Depreciation and amortization	$59,879	$47,082
Intangibles (nonamortizable)	6,920	1,874
Employee benefits	(10,517)	(11,679)
Deferred fulfillment costs	2,172	2,035
Net operating loss and other carryforwards	(4,029)	(2,126)
Other – net	(1,478)	68
Subtotal	52,947	37,254
Deferred tax assets valuation allowance	2,141	1,182
Net deferred tax liabilities	$55,088	$38,436

Noncurrent deferred tax liabilities	$56,181	$38,436
Less: Noncurrent deferred tax assets	(1,093)	-
Net deferred tax liabilities	$55,088	$38,436

At December 31, 2015, we had combined net operating loss carryforwards (tax effected) for federal income tax purposes of $106, state of $851 and foreign of $1,676, expiring through 2031. Additionally, we had federal credit carryforwards of $134 and state credit carryforwards of $1,262, expiring primarily through 2035. The increase in our net operating loss carryforwards was primarily due to our acquisitions of GSF Telecom, Nextel Mexico and DIRECTV.

We recognize a valuation allowance if, based on the weight of available evidence, it is more likely than not that some portion, or all, of a deferred tax asset will not be realized. Our valuation allowances at December 31, 2015 and 2014 related primarily to state and foreign net operating losses and state credit carryforwards. The increase in our valuation allowance was primarily due to our 2015 acquisitions.

We recognize the financial statement effects of a tax return position when it is more likely than not, based on the technical merits, that the position will ultimately be sustained. For tax positions that meet this recognition threshold, we apply our judgment, taking into account applicable tax laws, our experience in managing tax audits and relevant GAAP, to determine the amount of tax benefits to recognize in our financial statements. For each position, the difference between the benefit realized on our tax return and the benefit reflected in our financial statements is recorded on our consolidated balance sheets as an unrecognized tax benefit (UTB). We update our UTBs at each financial statement date to reflect the impacts of audit settlements and other resolutions of audit issues, the expiration of statutes of limitation, developments in tax law and ongoing discussions with taxing authorities. A reconciliation of the change in our UTB balance from January 1 to December 31 for 2015 and 2014 is as follows:

Federal, State and Foreign Tax	2015	2014
Balance at beginning of year	$4,465	$4,227
Increases for tax positions related to the current year	1,333	470
Increases for tax positions related to prior years	660	484
Decreases for tax positions related to prior years	(396)	(657)
Lapse of statute of limitations	(16)	(38)
Settlements	10	(21)
Current year acquisitions	864	-
Foreign currency effects	(22)	-
Balance at end of year	6,898	4,465
Accrued interest and penalties	1,138	973
Gross unrecognized income tax benefits	8,036	5,438
Less: Deferred federal and state income tax benefits	(582)	(434)
Less: Tax attributable to timing items included above	(3,460)	(2,400)
Less: UTBs included above that relate to acquisitions that would impact goodwill
if recognized during the measurement period	(842)	-
Total UTB that, if recognized, would impact the
effective income tax rate as of the end of the year	$3,152	$2,604

Periodically we make deposits to taxing jurisdictions which reduce our UTB balance but are not included in the reconciliation above. The amount of deposits that reduced our UTB balance was $3,027 at December 31, 2015, and $2,258 at December 31, 2014.

Accrued interest and penalties included in UTBs were $1,138 as of December 31, 2015, and $973 as of December 31, 2014. We record interest and penalties related to federal, state and foreign UTBs in income tax expense. The net interest and penalty expense (benefit) included in income tax expense was $83 for 2015, $(64) for 2014, and $35 for 2013.

We file income tax returns in the U.S. federal jurisdiction and various state, local and foreign jurisdictions. As a large taxpayer, our income tax returns are regularly audited by the Internal Revenue Service (IRS) and other taxing authorities. The IRS has completed field examinations of our tax returns through 2010. All audit periods prior to 2003 are closed for federal examination purposes. Contested issues from our 2003 through 2010 returns are at various stages of resolution with the IRS Appeals Division; we are unable to estimate the impact the resolution of these issues may have on our UTBs.

The components of income tax (benefit) expense are as follows:

	2015	2014	2013
Federal:
Current	$2,496	$1,610	$3,044
Deferred	3,828	2,060	5,783
	6,324	3,670	8,827
State and local:
Current	72	(102)	(132)
Deferred	671	(73)	596
	743	(175)	464
Foreign:
Current	320	163	71
Deferred	(382)	(39)	(34)
	(62)	124	37
Total	$7,005	$3,619	$9,328

“Income Before Income Taxes” in the Consolidated Statements of Income included the following components for the years ended December 31:

	2015	2014	2013
U.S. income before income taxes	$21,519	$10,244	$27,903
Foreign income (loss) before income taxes	(827)	111	147
Total	$20,692	$10,355	$28,050

A reconciliation of income tax expense (benefit) and the amount computed by applying the statutory federal income tax rate (35%) to income from continuing operations before income taxes is as follows:

	2015	2014	2013
Taxes computed at federal statutory rate	$7,242	$3,624	$9,818
Increases (decreases) in income taxes resulting from:
State and local income taxes – net of federal income tax benefit	483	(113)	302
Connecticut wireline sale	-	350	-
Loss of foreign tax credits in connection with América Móvil sale	-	386	-
Other – net	(720)	(628)	(792)
Total	$7,005	$3,619	$9,328
Effective Tax Rate	33.9%	34.9%	33.3%